Other Income and Expenses - Summary of Finance Costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Interest on loans and borrowings	¥ 7,544	¥ 2,629	¥ 1,769
Interest on lease liabilities	2,561	613	141
Total finance costs	¥ 10,105	¥ 3,242	¥ 1,910